Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in Goodwill Balances
Beginning Balance	$ 36,265	$ 36,788
Goodwill Additions	23,102	34
Purchase Price Adjustments	24	(3)
Divestitures	(1,257)	(1)
Foreign Currency Translation and Other Adjustments	87	(553)
Ending Balance	58,222	36,265
Goodwill impairment losses	0	0
Goodwill accumulated impairment losses	0	0
Business Segments | Cloud & Cognitive Software
Changes in Goodwill Balances
Beginning Balance	24,594	24,973
Goodwill Additions	18,399	9
Purchase Price Adjustments	133	0
Divestitures	(131)	(1)
Foreign Currency Translation and Other Adjustments	41	(388)
Ending Balance	43,037	24,594
Business Segments | Global Business Services
Changes in Goodwill Balances
Beginning Balance	4,711	4,782
Goodwill Additions	1,059	24
Purchase Price Adjustments	1	(3)
Divestitures	(1)
Foreign Currency Translation and Other Adjustments	5	(92)
Ending Balance	5,775	4,711
Business Segments | Global Technology Services
Changes in Goodwill Balances
Beginning Balance	3,988	4,044
Goodwill Additions	3,119
Purchase Price Adjustments		0
Foreign Currency Translation and Other Adjustments	34	(56)
Ending Balance	7,141	3,988
Business Segments | Systems
Changes in Goodwill Balances
Beginning Balance	1,847	1,862
Goodwill Additions	525
Purchase Price Adjustments	(110)	0
Foreign Currency Translation and Other Adjustments	7	(15)
Ending Balance	2,270	1,847
Other | Divested businesses
Changes in Goodwill Balances
Beginning Balance	1,126	1,127
Goodwill Additions		1
Purchase Price Adjustments		0
Divestitures	$ (1,126)	0
Foreign Currency Translation and Other Adjustments		(2)
Ending Balance		$ 1,126